UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	BASIC MATERIALS – 6.0%
8,265	Ecolab, Inc.	$755,008
3,465	Praxair, Inc.	406,791
5,300	Rockwood Holdings, Inc.	338,458
		1,500,257

	COMMUNICATIONS – 4.6%
15,525	Cisco Systems, Inc.	361,888
9,945	Dealertrack Technologies, Inc.*	393,722
474	Google, Inc. - Class A*	401,431
		1,157,041

	CONSUMER, CYCLICAL – 20.0%
16,080	Beacon Roofing Supply, Inc.*	584,186
7,260	Burberry Group PLC ADR	344,923
13,030	Fastenal Co.	573,190
7,695	Johnson Controls, Inc.	311,878
37,505	LKQ Corp.*	1,096,646
19,325	Staples, Inc.	268,811
16,675	Starbucks Corp.	1,175,921
4,715	Target Corp.	298,507
4,405	Wal-Mart Stores, Inc.	321,477
		4,975,539

	CONSUMER, NON-CYCLICAL – 29.6%
7,345	Abaxis, Inc.	287,777
6,360	Advisory Board Co.*	348,337
11,345	Bio-Reference Labs, Inc.*	328,211
18,360	Cepheid, Inc.*	656,921
6,600	Chemed Corp.	459,624
3,735	CoStar Group, Inc.*	554,685
15,225	Grand Canyon Education, Inc.*	525,415
11,925	Hormel Foods Corp.	494,053
8,135	IPC The Hospitalist Co., Inc.*	418,464
7,225	MEDNAX, Inc.*	703,498
6,710	Neogen Corp.*	363,011
8,320	Patterson Cos., Inc.	331,802
2,640	Perrigo Co.	320,892
15,595	Ritchie Bros Auctioneers, Inc.	288,975
4,420	Roche Holding A.G. ADR	275,189
15,380	Rollins, Inc.	380,655
4,700	Techne Corp.	364,297
4,690	United Natural Foods, Inc.*	284,355
		7,386,161

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL – 2.0%
9,405	Portfolio Recovery Associates, Inc.*	$498,841

	INDUSTRIAL – 12.6%
2,910	3M Co.	330,518
18,040	Gentex Corp.	406,441
20,320	National Instruments Corp.	563,880
7,175	Proto Labs, Inc.*	509,712
3,625	Roper Industries, Inc.	448,412
7,835	Stericycle, Inc.*	881,908
		3,140,871

	TECHNOLOGY – 21.4%
5,410	ANSYS, Inc.*	454,332
4,200	athenahealth, Inc.*	443,058
6,390	Cabot Microelectronics Corp.*	230,807
4,240	Concur Technologies, Inc.*	414,333
6,840	Cree, Inc.*	379,551
5,450	Fiserv, Inc.*	524,671
4,005	IHS, Inc. - Class A*	429,136
11,110	InnerWorkings, Inc.*	114,100
5,955	Linear Technology Corp.	228,255
19,245	Microsoft Corp.	642,783
6,205	Power Integrations, Inc.	323,405
4,680	QUALCOMM, Inc.	310,190
3,390	Ultimate Software Group, Inc.*	475,312
4,200	VMware, Inc. - Class A*	353,430
		5,323,363

	UTILITIES – 0.9%
8,095	MDU Resources Group, Inc.	216,136

	TOTAL COMMON STOCKS (Cost $21,183,247)	24,198,209

	SHORT-TERM INVESTMENTS – 2.8%
709,128	Fidelity Institutional Money Market Fund, 0.05%1	709,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $709,128)	709,128

	TOTAL INVESTMENTS – 99.9% (Cost $21,892,375)	24,907,337
	Other assets less liabilities – 0.1%	20,858

	TOTAL NET ASSETS – 100.0%	$24,928,195

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Riverbridge Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

Cost of investments	$21,892,375

Gross unrealized appreciation	$3,364,530
Gross unrealized depreciation	(349,568)

Net unrealized appreciation on investments	$3,014,962

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

Riverbridge Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

	Level 1	Level 22	Level 32	Total
Investments
Common Stocks1	$24,198,209	$-	$-	$24,198,209
Short-Term Investments	709,128	-	-	709,128
Total Investments	$24,907,337	$-	$-	$24,907,337

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Riverbridge Growth Fund, a series of Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	10/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	10/28/13

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/28/13

* Print the name and title of each signing officer under his or her signature.